Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of income tax expenses

EUR’000	2023	2022	2021
Income tax expense
Tax expense attributable to profit is made up of:
Utilisation of non-recognised tax losses offset against Danish Tonnage Tax expense	—	—	(13)
Total Income tax expense	—	—	(13)

Schedule of reconciliation of deferred tax liabilities, net

EUR’000	2023	2022	2021
Reconciliation of deferred tax liabilities, net
Beginning of financial year	—	—	—
Acquisition of businesses	10,321	—	—
Exchange differences	(130)	—	—
31 December 2023	10,191	—	—

Schedule of reconciliation of income tax rate

Effective Tax Rate	2023		2022		2021
	EUR’000%		EUR’000%		EUR’000%
Tax expense attributable to profit is made up of:
Accounting profit before income tax	11,498		35,541		7,450
Adjustment regarding tonnage taxed income	(11,498)		(35,541)		(7,450)
Accounting profit before income tax relating to Corporation Tax	—		—		—
Calculated tax at statutory tax rate in Denmark, 22%	—	22	—	22	—	22
Tax impact from:
Change in impairment of deferred tax assets in the year	—	22	—	22	(13)	22
Income tax expense, reported	—	—	—	—	(13)	—
Effective tax rate (%)	0.0%		0.0%		0.0%